Business Combination - Schedule of Unaudited Pro Forma Statements of Operations (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Revenue	$ 1,509,974	$ 4,523,702	$ 5,823,996	$ 5,565,194
Net Income	$ 203,805	$ 294,402	$ 118,903	$ 225,851
Net Income per common share - basic	$ 0.01	$ 0.01	$ 0.00	$ 0.01
Net Income per common share - diluted	$ 0.01	$ 0.01	$ 0.00	$ 0.01
Weighted average common shares - basic	32,083,629	32,083,629	32,260,622	31,955,416
Weighted average common shares - diluted	34,737,964	34,732,540	34,958,502	34,086,251
Trxade [Member]
Business Acquisition [Line Items]
Revenue	$ 847,471	$ 2,538,082	$ 3,436,360	$ 2,931,280
Net Income	$ 94,249	$ 197,031	$ 125,626	$ 288,983
Net Income per common share - basic	$ 0.00	$ 0.01	$ 0.00	$ 0.01
Net Income per common share - diluted	$ 0.00	$ 0.01	$ 0.00	$ 0.01
Weighted average common shares - basic	32,083,629	32,083,629	32,260,622	31,955,416
Weighted average common shares - diluted	34,737,964	34,732,540	34,958,502	34,086,251
Community Specialty Pharmacy, LLC [Member]
Business Acquisition [Line Items]
Revenue	$ 662,503	$ 1,985,620	$ 2,387,636	$ 2,633,914
Net Income	$ 109,556	$ 97,371	$ (6,723)	$ (63,132)